Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income (loss)	$ (19,339)	$ 412,305	$ 81,167
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	13,609	15,272	16,002
Stock-based compensation	13,402	33,363	14,309
Amortization of intangible assets	3,335	4,403	1,603
Provision for allowance for doubtful accounts	1,239	5,269	3,528
Deferred income taxes	(706)	1,230	(56)
Earnings from equity investments, net	(12,604)
Impairment in equity investment or (gain on sale of business)	128,554	(375,055)	(2,358)
Realized (unrealized) foreign exchange gains from liquidated subsidiaries		1,964	(1,964)
Loss (gain) on disposal of property and equipment	(47)	53	53
Changes in assets and liabilities (net of effect from business acquisition and disposal):
Accounts receivable	(13,390)	(1,746)	(21,903)
Prepaid expenses and other current assets	442	(5,565)	65
Other assets	3,211	(3,240)	24
Accounts payable	(128)	(76)	62
Accrued liabilities	11,768	16,493	14,646
Income taxes payable	2,024	(2,751)	8,614
Deferred revenue	(14,775)	(3,833)	208
Net cash provided by operating activities	116,595	98,086	114,000
Cash flows from investing activities:
Purchases of short-term investments	(558,165)	(45,692)	(154,036)
Maturities of short-term investments	399,018	191,614	150,885
Purchases of property and equipment	(20,892)	(4,909)	(18,790)
Cash disposed in conjunction with the spin off of China Online Housing Technology Corporation		(11,647)
Investments and prepayments on investments	(55,871)	(17,076)
Cash paid for acquisitions of intangible assets		(626)
Cash paid for acquisitions, net of cash acquired			(2,019)
Net cash provided by (used in) investing activities	(235,910)	111,664	(23,960)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares pursuant to stock plans	12,497	25,436	10,549
Proceeds from issuance of ordinary shares pursuant to private equity placement		180,000
Repurchase of ordinary shares		(50,074)
Proceeds from sales of noncontrolling interest in subsidiaries		798	2,500
Other financing activities	(520)	(861)	(642)
Net cash provided by financing activities	11,977	155,299	12,407
Effect of exchange rate change on cash and cash equivalents	4,534	(1,946)	9,207
Net increase (decrease) in cash and cash equivalents	(102,804)	363,103	111,654
Cash and cash equivalents at the beginning of the year	746,423	383,320	271,666
Cash and cash equivalents at the end of the year	643,619	746,423	383,320
Supplemental disclosures:
Cash paid for income taxes	(7,108)	(10,607)	(5,270)
Cash paid for acquisitions			(3,663)
Cash acquired			1,644
Cash paid for acquisitions, net of cash acquired			(2,019)
Supplemental disclosures of noncash investing and financing activities:
Equity investment in China Real Estate Information Corporation in exchange for the spin off of SINA's online real estate business in China Online Housing Technology Corporation and certain licenses and services agreements		$ 572,000